Share Capital And Share-Based Compensation - Summary of Changes to Number of Deferred Share Units (Details) - Deferred Share Units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Equity [Line Items]
Number of shares outstanding balance	641	438
Number of shares granted	324	203
Number of shares outstanding balance	965	641